UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-5446



                        Intermediate Bond Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2005

                   Date of reporting period: February 28, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

INTERMEDIATE BOND FUND OF AMERICA

[cover: photo of the interior of a clock]

Semi-annual report for the six months ended February 28, 2005

INTERMEDIATE BOND FUND OF AMERICA(R) seeks to earn current income, consistent with preservation of capital, by investing in a portfolio of fixed-income securities with an average effective maturity of no more than five years and with quality ratings of A or better.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2005 (the most recent calendar quarter):

Class A shares                                                      1 year           5 years          10 years

 Reflecting 3.75% maximum sales charge                              -3.54%           +4.48%            +5.21%

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 22 for details.

The fund's 30-day yield for Class A shares as of March 31, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 3.21%, which reflects a fee waiver (3.20% without the fee waiver). The fund's distribution rate for Class A shares as of that date was 2.90% (2.89% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

[photo of the interior of a clock]

FELLOW SHAREHOLDERS:

Interest rates edged higher since we last reported to you, and the increase disproportionately affected short-term and intermediate-term bonds -- maturities that are the primary focus of this fund.

For the six months ended February 28, 2005, Intermediate Bond Fund of America produced a total return of 0.2%, which matched the average return of its Lipper peer group. For reference, the Lehman Brothers Aggregate Government/Credit Index (one to seven years, investment grade ex BBB-rated debt) declined 0.2%.

By comparison, the Citigroup Broad Investment-Grade (BIG) Medium-Term Bond Index (one to seven years) rose 0.6%, benefiting slightly from the inclusion of BBB-rated bonds. Indexes are unmanaged, and their returns do not include expenses, sales charges or commissions.

During this reporting period, shareholders received dividends totaling 21.3 cents a share. This represents an income return of 1.55% (3.10% annualized) for those who reinvested dividends. Shareholders who elected to take dividends in cash recorded a similar income return.

[Begin Sidebar]
Results at a glance
(as of February 28, 2005, with all distributions reinvested)

                                                                             Average annual          Cumulative
                                                                              total return          total return

1 year                                                                              --                  +0.8%
5 years                                                                           +5.6%                +31.1
10 years                                                                          +5.7                 +74.1
Lifetime (since February 19, 1988)                                                +6.3                +184.2

[End Sidebar]

BOND MARKET OVERVIEW

Two trends characterized the bond market during the first half of the fund's fiscal year, which began September 1, 2004: rising short-term interest rates and solid demand for higher yielding bonds.

Since June 30 of last year, the Federal Reserve Board has steadily raised the federal funds rate, which in turn has nudged short-term bond yields higher. The Fed's rate hikes directly impact the overnight lending rate it charges to banks, but historically they also have had a broad effect on bond market yields. This time, however, the effect varied considerably across the maturity spectrum. Over the six-month period, two-year Treasury yields climbed nearly a percentage point and a quarter, while the five-year Treasury yield rose nearly three-quarters of a percentage point. In contrast, the 10-year Treasury yield rose only about a quarter percentage point, and the 30-year yield declined nearly that amount.

The resilience of long-term bonds can be explained in part by the moderate level of inflation during this period, bond investors' continued appetite for yield and the Fed's clear and measured approach to raising rates. The quest for yield helped long-term bonds, which typically offer higher yields, post some of the best returns of the reporting period. Lower rated bonds also benefited, but the fund does not invest in that segment of the market.

HOW THE FUND RESPONDED

Intermediate Bond Fund of America seeks to offer a higher yield than money market funds, but with less volatility than bonds with long maturities. The fund also strives to preserve shareholder principal -- a consideration of particular importance in an environment of rising rates and narrow credit spreads. (Credit spreads are essentially the yield differences between bonds of similar maturities, but of differing credit quality.)

The fund's portfolio counselors continue to pursue a conservative investment strategy in anticipation of higher interest rates. Part of this strategy has been to maintain a relatively short maturity structure for the portfolio. Bonds with short maturities typically retain more of their value than do long-term bonds during rising rate cycles. Additionally, because short-term bonds mature sooner, their proceeds can be readily reinvested at steadily higher rates.

The fund's portfolio counselors also continued to reduce the fund's exposure to federal agency mortgage-backed obligations. As long-term rates begin to rise, these bonds become less appealing to investors because higher rates tend to diminish the prepayments on these bonds, which has the effect of extending their expected maturities. Finally, the fund has maintained its high level of credit quality by increasing its exposure to U.S. Treasuries and federal agency bonds during the past half-year. As of February 28, two-thirds of the fund's holdings were of AAA quality, consisting of either direct or indirect government obligations, or top-rated structured or corporate securities.

LOOKING AHEAD

One year ago we cautioned that the tailwinds that bolstered bond returns could well turn into headwinds if interest rates begin to rise. Since then, rates have gone up, and while that has dampened bond prices in the near term, the increase has made bond yields more attractive to investors with long-term goals. We believe that bonds remain essential for a well-diversified investment portfolio because the interest income they provide can help boost total return over the long-term, especially when reinvested at increasingly higher rates. Moreover, we believe that Intermediate Bond Fund of America, with its limited maturity exposure, its focus on quality and its dedication to principal preservation remains a good choice for bond investors looking to weather the market's current headwinds.

We appreciate the confidence you have placed in us, and we look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Chairman of the Board

/s/ John H. Smet

John H. Smet
President

April 12, 2005

For current information about the fund, visit americanfunds.com.


Other share class results                                             unaudited


Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended March 31, 2005
(the most recent calendar quarter):                                          1 year           5 years        Life of class

Class B shares
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                          -5.33%           +4.22%            +4.46%(1)
Not reflecting CDSC                                                           -0.48%           +4.56%            +4.63%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase                           -1.53%                --            +2.97%(2)
Not reflecting CDSC                                                           -0.56%                --            +2.97%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +0.19%                --            +3.76%(4)

Class 529-A shares
Reflecting 3.75% maximum sales charge                                         -3.59%                --            +1.95%(5)
Not reflecting maximum sales charge                                           +0.14%                --            +3.21%(5)

Class 529-B shares
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                     -5.53%                --            +1.46%(6)
Not reflecting CDSC                                                           -0.67%                --            +2.39%(6)

Class 529-C shares
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                              -1.63%                --            +2.39%(5)
Not reflecting CDSC                                                           -0.66%                --            +2.39%(5)

Class 529-E shares(3)                                                         -0.16%                --            +3.27%(7)

Class 529-F shares(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                          +0.08%                --            +2.08%(8)

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 22 for details.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from March 19, 2001, when Class F shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-A and Class 529-C shares were first sold.
(6) Average annual total return from February 26, 2002, when Class 529-B shares were first sold.
(7) Average annual total return from March 15, 2002, when Class 529-E shares were first sold.
(8) Average annual total return from September 16, 2002, when Class 529-F shares were first sold.


SUMMARY INVESTMENT PORTFOLIO, February 28, 2005
                                                                      unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

INVESTMENT MIX BY SECURITY TYPE

[begin pie chart]
Corporate bonds & notes                                                   29.3 %
U.S. Treasury bonds & notes                                               20.6 %
Asset-backed obligations                                                  14.5 %
Federal agency bonds & notes                                              12.4 %
Federal agency mortgage-backed obligations                                 6.8 %
Commercial mortgage-backed securities                                      5.7 %
Collateralized mortgage-backed securities (privately originated)           5.1 %
Other                                                                      2.3 %
Short-term securities and other assets less liabilities                    3.3 %
[end pie chart]


QUALITY BREAKDOWN                               Percent of net assets

US government obligations*                                      21.7%
Federal agencies                                                18.1%
Aaa/AAA                                                         25.7%
Aa/AA                                                           13.8%
A/A                                                             16.3%
Baa/BBB                                                          1.1%
Short-term securities and other assets less liabilities          3.3%

* These securities are guaranteed by the full faith and credit of the United States government.


Bonds & notes - 96.11%                                                                Principal          Market      Percent of
                                                                                        Amount           Value       net assets
Corporate bonds - 29.33%                                                                (000)            (000)

Financials  - 17.16%

USA Education, Inc. 5.625% 2007                                                         $9,035           $9,310
SLM Corp.,  2.67% -  5.375%  2005 - 2014 (1)                                            48,750           48,415          1.12
Citigroup Inc. 3.50% 2008                                                               22,500           22,140
Citigroup Inc.   4.125 % - 5.75% 2006 - 2012                                            23,150           23,315
Citicorp Lease Pass Through Trust, Series 1999-1, Class A-1, 7.22% 2005 (2) (3)          1,969            1,993           .92
MetLife, Inc. 3.911% 2005                                                               25,515           25,572           .49
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (2)                     24,500           25,195           .49
Nationwide Life Insurance Co. 5.35% 2007 (2)                                            21,350           21,868           .42
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance
 LLC 4.375% 2010 (2)                                                                    21,885           21,510           .42
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007 (2)                       19,350           19,801           .38
John Hancock Global Funding II, Series 2002-G, 5.00% 2007 (2)                           19,000           19,340           .37
Other securities                                                                                        649,106         12.55
                                                                                                        887,565         17.16

Consumer discretionary - 2.81%                                                                          145,118          2.81


Telecommunication services  - 2.80%
SBC Communications Inc. 4.125% 2009                                                     29,250           28,781           .55
Other securities                                                                                        116,218          2.25
                                                                                                        144,999          2.80

Industrials  - 2.51%
General Electric Capital Corp.:
 5.00% 2007                                                                             23,000           23,495
 2.85 % -  6.00% 2006 -   2012                                                          26,500           26,778
Heller Financial, Inc. 8.00% 2005                                                        3,500            3,549
General Electric Co. 5.00% 2013                                                          2,000            2,033          1.08
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (2)  (3)                22,799           24,565           .47
Other securities                                                                                         49,639           .96
                                                                                                        130,059          2.51

Consumer staples - 1.85%                                                                                 95,473          1.85

Utilities - 0.97%                                                                                        50,411           .97

Health care - 0.65%                                                                                      33,548           .65

Other corporate bonds & notes - 0.58%                                                                    29,862           .58


U.S. Treasury bonds & notes - 20.57%
U.S. Treasury:
 1.625% 2005                                                                            24,500           24,270
 5.75% 2005                                                                             73,500           74,838
 2.625% 2006                                                                            50,000           49,261
 3.50% 2006                                                                             22,275          122,227
 7.00% 2006                                                                             31,875           33,389
 3.25% 2007                                                                             89,766           88,896
 6.25% 2007                                                                             47,750           50,167
 3.375% 2008                                                                            20,750           20,403
 3.375% 2008                                                                            20,000           19,650
 3.625% 2008   (4)                                                                      77,694           83,849
 3.875% 2009   (4)                                                                      91,043          100,997
 5.00% 2011                                                                             62,775           65,757
 7.50% 2016                                                                             37,000           46,944
 8.125% 2019                                                                            32,150           43,804
 8.750% 2020                                                                            26,290           37,948
 5.25% 2029                                                                             63,700           67,940
 0 % -  11.25% 2005 - 2029 (4)                                                          42,796          133,707         20.57
                                                                                                      1,064,047         20.57

Asset-backed obligations (3) - 14.51%
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3,
 FGIC insured, 4.16% 2017                                                               21,500           21,334           .41
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 3.04% 2030 (1)          5,000            5,062           .10
Other securities                                                                                        724,445         14.00
                                                                                                        750,841         14.51
Federal agency bonds & notes  - 12.39%
Freddie Mac:
 1.50% 2005                                                                             20,750           20,598
 4.25% 2005                                                                             37,750           37,894
 5.25% 2006                                                                             43,250           43,935
 5.75% 2009                                                                             75,000           79,511
 6.625% 2009                                                                            69,000           75,763
 5.875% 2011                                                                            53,675           57,061
 5.00% 2014                                                                             20,000           20,532
 1.875 % -  5.50% 2006                                                                  16,510           16,833          6.81
Federal Home Loan Bank:
 2.00% 2006                                                                             21,575           21,277
 5.125% 2006                                                                            23,995           24,368
 3.375% 2007                                                                            89,500           88,193
 2.375 % - 5.823% 2006 - 2009                                                           47,415           47,742          3.51
Fannie Mae:
 6.00% 2005                                                                              4,500            4,593
 4.25% 2007                                                                             33,250           33,543
 5.75% 2008                                                                             35,000           36,720
 6.00% 2008                                                                             26,000           27,534          1.98
Other securities                                                                                          4,852           .09
                                                                                                        640,949         12.39


Federal agency mortgage-backed obligations (3) - 6.81%
Fannie Mae:
 4.20% 2033 (1)                                                                         24,351           24,337
 6.00% 2034                                                                             29,936           30,743
 6.50% 2034                                                                             19,075           19,899
 2.869 % -  13.50% 2006 - 2042 (1)                                                      48,177          153,462          4.41
Freddie Mac 1.876 % -  11.00% 2006 -   2036 (1)                                         70,859           72,194          1.40
Government National Mortgage Assn.:
 6.00% 2033                                                                             22,904           23,678
 3.624 % -  9.50% 2007 - 2032                                                           26,947           28,099          1.00
                                                                                                        352,412          6.81

Commercial mortgage-backed securities (3) - 5.68%
CS First Boston Mortgage Securities Corp.  2.94% -  7.847% 2010 - 2041 (1) (2)          46,794           48,855           .94
Other securities                                                                                        245,034          4.74
                                                                                                        293,889          5.68

Collateralized mortgage obligations (privately originated) (3)  - 5.10%
CS First Boston Mortgage Securities Corp. 4.328% - 7.50% 2032-2034 (1)                  42,869           43,753           .85
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.714% 2034 (1)                26,835           27,053           .52
Other securities                                                                                        193,004          3.73
                                                                                                        263,810          5.10

Non-U.S. government bonds & notes - .99%
KfW 3.25% 2007                                                                          23,000           22,668           .44
Other securities                                                                                         28,771           .55
                                                                                                         51,439           .99


Municipals - 0.73%                                                                                       37,561           .73



Total bonds & notes (cost: $4,975,529,000)                                                            4,971,983         96.11


                                                                                                         Market           Percent
                                                                                                         value            of net
Preferred stocks  - 0.55%                                                                                (000)            assets

Other - 0.55%

Total preferred stocks (cost: $30,221,000)                                                               28,679           .55

                                                                                      Principal          Market          Percent
                                                                                        amount           value           of net
Short-term securities  - 3.06%                                                          (000)            (000)           assets


Coca-Cola Co. 2.43% due 3/21/2005                                                      $36,600          $36,548           .71
CAFCO LLC 2.62% due 4/8/2005                                                            30,700           30,613           .59
Federal Home Loan Bank 2.44%-2.45% due 3/16 -  3/30/2005 (5)                            21,900           21,871           .42
General Electric Capital Corp. 2.60% due 3/1/2005                                       21,300           21,299           .41
Other securities                                                                                         47,885           .93

Total short-term securities (cost: $158,216,000)                                                        158,216          3.06


Total investment securities (cost: $5,163,966,000)                                                    5,158,878         99.72
Other assets less liabilities                                                                            14,562           .28

Net assets                                                                                           $5,173,440       100.00%




 "Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

The following footnotes to the portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $750,240,000, which represented 14.50% of the net assets of the fund.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


See Notes to Financial Statements


FINANCIAL STATEMENTS

                                                                      unaudited
Statement of assets and liabilities
at February 28, 2005                          (dollars and shares in thousands,
                                                      except per-share amounts)

Assets:
 Investment securities at market (cost: $5,163,966)                                                               $5,158,878
 Cash                                                                                                                    668
 Receivables for:
  Sales of investments                                                                $13,200
  Sales of fund's shares                                                               12,531
  Interest                                                                             42,749                         68,480
                                                                                                                   5,228,026
Liabilities:
 Payables for:
  Purchases of investments                                                             35,961
  Repurchases of fund's shares                                                         11,587
  Dividends on fund's shares                                                            1,976
  Investment advisory services                                                          1,035
  Services provided by affiliates                                                       3,769
  Deferred Trustees' compensation                                                         120
  Other fees and expenses                                                                 138                         54,586
Net assets at February 28, 2005                                                                                   $5,173,440

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                                 $5,214,976
 Distributions in excess of net investment income                                                                     (2,597)
 Accumulated net realized loss                                                                                       (33,851)
 Net unrealized depreciation                                                                                          (5,088)
Net assets at February 28, 2005                                                                                   $5,173,440


Shares of beneficial interest issued and outstanding - unlimited shares authorized, 380,058 total shares outstanding


                                  Net assets          Shares outstanding       Net asset value per share(1)

Class A                           $3,716,499                 273,026                      $13.61
Class B                              316,569                  23,256                       13.61
Class C                              364,116                  26,749                       13.61
Class F                              340,913                  25,045                       13.61
Class 529-A                           88,920                   6,532                       13.61
Class 529-B                           20,362                   1,496                       13.61
Class 529-C                           62,589                   4,598                       13.61
Class 529-E                            5,737                     422                       13.61
Class 529-F                           10,192                     749                       13.61
Class R-1                              3,311                     243                       13.61
Class R-2                             82,090                   6,031                       13.61
Class R-3                             76,735                   5,637                       13.61
Class R-4                             20,677                   1,519                       13.61
Class R-5                             64,730                   4,755                       13.61

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $14.14 for each.

See Notes to Financial Statements


Statement of operations                                               unaudited
for the six months ended February 28, 2005               (dollars in thousands)


Investment income:
 Income:
  Interest                                                                                                           $96,014

 Fees and expenses:
  Investment advisory services                                                        $6,871
  Distribution services                                                               10,494
  Transfer agent services                                                              2,278
  Administrative services                                                              1,310
  Reports to shareholders                                                                151
  Registration statement and prospectus                                                  153
  Postage, stationery and supplies                                                       310
  Trustees' compensation                                                                  34
  Auditing and legal                                                                      21
  Custodian                                                                               18
  Other                                                                                  115
  Total expenses before reimbursement/waiver                                          21,755
   Reimbursement/waiver of expenses                                                      480                          21,275
 Net investment income                                                                                                74,739

Net realized gain and unrealized
 depreciation on investments:
 Net realized gain on investments                                                                                      2,381
 Net unrealized depreciation on investments                                                                          (72,353)
 Net realized gain and unrealized
  depreciation on investments                                                                                        (69,972)

Net increase in net assets resulting
 from operations                                                                                                      $4,767


See Notes to Financial Statements




Statement of changes in net assets                       (dollars in thousands)

                                                                                   Six months                     Year ended
                                                                               ended February 28,                 August 31,
                                                                                     2005(*)                         2004
Operations:
 Net investment income                                                                $74,739                       $138,170
 Net realized gain on investments                                                       2,381                         16,291
 Net unrealized (depreciation) appreciation on investments                            (72,353)                        17,999
  Net increase in net assets
   resulting from operations                                                            4,767                        172,460

Dividends paid or accrued to shareholders from net investment income                  (77,298)                      (146,214)

Capital share transactions                                                             71,101                       (118,450)

Total decrease in net assets                                                           (1,430)                       (92,204)

Net assets:
 Beginning of period                                                                5,174,870                      5,267,074
 End of period (including distributions in excess of
  net investment income: $(2,597) and $(38),
  respectively)                                                                    $5,173,440                     $5,174,870

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan./SM/

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on investments and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 28, 2005, the cost of investment securities for federal income tax purposes was $5,165,469,000.

As of February 28, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income                                                                         $ 13,829
Accumulated short-term capital losses                                                                        (28,506)
Accumulated long-term capital losses                                                                          (6,551)
Gross unrealized appreciation on investment securities                                                        30,516
Gross unrealized depreciation on investment securities                                                       (37,107)
Net unrealized depreciation on investment securities                                                          (6,591)

Accumulated short-term capital losses above include capital loss carryforwards of $7,050,000, $3,837,000 and $7,139,000, $1,587,000, $13,436,000 and $2,039,000
expiring in 2005, 2006, 2008, 2009, 2011 and 2012, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended February 28, 2005, the fund realized, on a tax basis, a net capital gain of $31,000.

Ordinary income distributions paid or accrued to shareholders from investment income were as follows (dollars in thousands):

                               Six months ended                     Year ended
Share class                    February 28, 2005                 August 31, 2004

Class A                            $ 58,191                          $ 113,329
Class B                               4,002                              8,194
Class C                               4,405                              8,890
Class F                               5,008                              7,566
Class 529-A                           1,267                              2,022
Class 529-B                             224                                377
Class 529-C                             661                              1,031
Class 529-E                              74                                106
Class 529-F                             139                                151
Class R-1                                36                                 53
Class R-2                               905                              1,289
Class R-3                               972                              1,305
Class R-4                               265                                238
Class R-5                             1,149                              1,663
Total                              $ 77,298                          $ 146,214


3.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 28, 2005, CRMC reduced investment advisory services fees by $344,000. As a result, the fee shown on the accompanying financial statements of $6,871,000, which was equivalent to an annualized rate of 0.266%, was reduced to $6,527,000, or 0.253% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2005, unreimbursed expenses subject to reimbursement totaled $1,364,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the next page.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended February 28, 2005, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. For the six months ended February 28, 2005, the total fees paid by CRMC were $2,000, $129,000 and $5,000 for Class R-1, Class R-2 and Class R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described above for the six months ended February 28, 2005 were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $5,595           $2,111         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          1,637             167          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          1,863          Included             $279                $61            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           402           Included              241                 34            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A          86           Included              62                  10                 $41
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B          99           Included              15                  5                   10
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         293           Included              44                  13                  29
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          13           Included               4                  1                    5
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          12           Included               7                  1                    3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           15           Included               2                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          283           Included              57                 230            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          175           Included              53                  52            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           21           Included              13                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              33                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $10,494          $2,278              $810               $412                 $88
         --------------------------------------------------------------------------------------------------------------

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation of $34,000, shown on the accompanying financial statements, includes $23,000 in current fees (either paid in cash or deferred) and a net increase of $11,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Communications: insert CapitalShareTransactions.xls


Share class                           Sales(1)                   Reinvestments of dividends
                                       Amount       Shares          Amount         Shares

Six months ended February 28, 2005
Class A                             $ 498,499       36,295         $ 51,894         3,784
Class B                                20,533        1,494            3,461           252
Class C                                48,087        3,502            3,695           269
Class F                                80,499        5,862            4,541           331
Class 529-A                            16,018        1,167            1,281            93
Class 529-B                             1,856          135              227            17
Class 529-C                            11,522          839              669            49
Class 529-E                             1,076           78               74             6
Class 529-F                             3,233          236              141            10
Class R-1                               1,300           95               35             2
Class R-2                              20,734        1,510              913            67
Class R-3                              23,862        1,738              976            71
Class R-4                              10,255          747              267            19
Class R-5                              10,897          794              623            45
Total net increase
   (decrease)                       $ 748,371       54,492         $ 68,797         5,015


Year ended August 31, 2004
Class A                            $1,229,151       89,051         $ 99,086         7,185
Class B                                71,164        5,158            7,091           514
Class C                               147,783       10,701            7,417           538
Class F                               180,248       13,082            6,709           487
Class 529-A                            37,504        2,717            1,999           145
Class 529-B                             5,665          410              374            27
Class 529-C                            23,218        1,682            1,021            74
Class 529-E                             2,267          164              104             8
Class 529-F                             4,487          325              150            11
Class R-1                               2,973          216               51             4
Class R-2                              47,501        3,440            1,271            92
Class R-3                              40,821        2,959            1,287            93
Class R-4                               9,643          700              235            17
Class R-5                              33,388        2,426              781            57
Total net increase
   (decrease)                      $1,835,813      133,031        $ 127,576         9,252




Share class                               Repurchases(1)            Net increase (decrease)
                                       Amount       Shares           Amount        Shares

Six months ended February 28, 2005
Class A                            $ (549,688)     (40,038)           $ 705            41
Class B                               (41,387)      (3,015)         (17,393)       (1,269)
Class C                               (65,571)      (4,776)         (13,789)       (1,005)
Class F                               (43,706)      (3,184)          41,334         3,009
Class 529-A                            (6,008)        (438)          11,291           822
Class 529-B                              (986)         (72)           1,097            80
Class 529-C                            (4,227)        (308)           7,964           580
Class 529-E                              (264)         (19)             886            65
Class 529-F                              (356)         (26)           3,018           220
Class R-1                                (915)         (67)             420            30
Class R-2                              (9,339)        (680)          12,308           897
Class R-3                             (10,565)        (770)          14,273         1,039
Class R-4                              (2,566)        (187)           7,956           579
Class R-5                             (10,489)        (765)           1,031            74
Total net increase
   (decrease)                      $ (746,067)     (54,345)        $ 71,101         5,162


Year ended August 31, 2004
Class A                          $ (1,561,047)    (113,107)      $ (232,810)      (16,871)
Class B                              (124,322)      (9,006)         (46,067)       (3,334)
Class C                              (207,734)     (15,053)         (52,534)       (3,814)
Class F                              (106,859)      (7,755)          80,098         5,814
Class 529-A                           (16,172)      (1,172)          23,331         1,690
Class 529-B                            (2,344)        (169)           3,695           268
Class 529-C                            (9,237)        (669)          15,002         1,087
Class 529-E                              (616)         (45)           1,755           127
Class 529-F                              (241)         (18)           4,396           318
Class R-1                              (1,706)        (124)           1,318            96
Class R-2                             (18,175)      (1,318)          30,597         2,214
Class R-3                             (16,183)      (1,173)          25,925         1,879
Class R-4                              (2,272)        (164)           7,606           553
Class R-5                             (14,931)      (1,085)          19,238         1,398
Total net increase
   (decrease)                    $ (2,081,839)    (150,858)      $ (118,450)       (8,575)

(1) Includes exchanges between share classes of the fund.

5.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,061,836,000 and $1,822,365,000, respectively, during the six month ended February 28, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2005, the custodian fee of $18,000, shown on the accompanying financial statements, was offset by this reduction, rather than paid in cash.


Financial highlights(1)


                                                                                 Income (loss) from investment operations(2)

                                                                                                   Net
                                                       Net asset                              gains (losses)
                                                        value,                Net             on securities           Total from
                                                      beginning            investment        (both realized           investment
                                                      of period             income            and unrealized)         operations
Class A:
 Six months ended 2/28/2005(5)                          $13.80               $.20                 $(.18)                  $.02
 Year ended 8/31/2004                                    13.74                .39                  .08                     .47
 Year ended 8/31/2003                                    13.81                .39                 (.02)                    .37
 Year ended 8/31/2002                                    13.69                .64                  .14                     .78
 Year ended 8/31/2001                                    13.08                .78                  .65                    1.43
 Year ended 8/31/2000                                    13.01                .78                  .03                     .81
Class B:
 Six months ended 2/28/2005(5)                           13.80                .16                 (.18)                   (.02)
 Year ended 8/31/2004                                    13.74                .30                  .08                     .38
 Year ended 8/31/2003                                    13.81                .29                 (.02)                    .27
 Year ended 8/31/2002                                    13.69                .55                  .14                     .69
 Year ended 8/31/2001                                    13.08                .69                  .65                    1.34
 Period from 3/15/2000 to 08/31/2000                     13.01                .23                  .15                     .38
Class C:
 Six months ended 2/28/2005(5)                           13.80                .15                 (.18)                   (.03)
 Year ended 8/31/2004                                    13.74                .29                  .08                     .37
 Year ended 8/31/2003                                    13.81                .28                 (.02)                    .26
 Year ended 8/31/2002                                    13.69                .53                  .14                     .67
 Period from 3/15/2001 to 8/31/2001                      13.61                .29                  .10                     .39
Class F:
 Six months ended 2/28/2005(5)                           13.80                .20                 (.18)                    .02
 Year ended 8/31/2004                                    13.74                .39                  .08                     .47
 Year ended 8/31/2003                                    13.81                .38                 (.02)                    .36
 Year ended 8/31/2002                                    13.69                .64                  .14                     .78
 Period from 3/19/2001 to 8/31/2001                      13.60                .32                  .11                     .43
Class 529-A:
 Six months ended 2/28/2005(5)                           13.80                .20                 (.18)                    .02
 Year ended 8/31/2004                                    13.74                .39                  .08                     .47
 Year ended 8/31/2003                                    13.81                .37                 (.02)                    .35
 Period from 2/19/2002 to 8/31/2002                      13.59                .30                  .23                     .53
Class 529-B:
 Six months ended 2/28/2005(5)                           13.80                .14                 (.18)                   (.04)
 Year ended 8/31/2004                                    13.74                .27                  .08                     .35
 Year ended 8/31/2003                                    13.81                .26                 (.02)                    .24
 Period from 2/26/2002 to 8/31/2002                      13.58                .24                  .24                     .48
Class 529-C:
 Six months ended 2/28/2005(5)                           13.80                .14                 (.18)                   (.04)
 Year ended 8/31/2004                                    13.74                .27                  .08                     .35
 Year ended 8/31/2003                                    13.81                .26                 (.02)                    .24
 Period from 2/19/2002 to 8/31/2002                      13.59                .25                  .23                     .48
Class 529-E:
 Six months ended 2/28/2005(5)                           13.80                .18                 (.18)                    .00
 Year ended 8/31/2004                                    13.74                .34                  .08                     .42
 Year ended 8/31/2003                                    13.81                .34                 (.02)                    .32
 Period from 3/15/2002 to 8/31/2002                      13.43                .24                  .40                     .64
Class 529-F:
 Six months ended 2/28/2005(5)                           13.80                .20                 (.18)                    .02
 Year ended 8/31/2004                                    13.74                .38                  .08                     .46
 Period from 9/16/2002 to 8/31/2003                      13.86                .30                 (.02)                    .28
Class R-1:
 Six months ended 2/28/2005(5)                          $13.80               $.15                 $(.18)                 $(.03)
 Year ended 8/31/2004                                    13.74                .29                  .08                     .37
 Year ended 8/31/2003                                    13.81                .28                 (.02)                    .26
 Period from 6/13/2002 to 8/31/2002                      13.63                .09                  .18                     .27
Class R-2:
 Six months ended 2/28/2005(5)                           13.80                .15                 (.18)                   (.03)
 Year ended 8/31/2004                                    13.74                .29                  .08                     .37
 Year ended 8/31/2003                                    13.81                .28                 (.02)                    .26
 Period from 5/31/2002 to 8/31/2002                      13.61                .11                  .21                     .32
Class R-3:
 Six months ended 2/28/2005(5)                           13.80                .18                 (.18)                    .00
 Year ended 8/31/2004                                    13.74                .34                  .08                     .42
 Year ended 8/31/2003                                    13.81                .33                 (.02)                    .31
 Period from 6/26/2002 to 8/31/2002                      13.69                .09                  .13                     .22
Class R-4:
 Six months ended 2/28/2005(5)                           13.80                .20                 (.18)                    .02
 Year ended 8/31/2004                                    13.74                .39                  .08                     .47
 Year ended 8/31/2003                                    13.81                .38                 (.02)                    .36
 Period from 6/27/2002 to 8/31/2002                      13.66                .09                  .16                     .25
Class R-5:
 Six months ended 2/28/2005(5)                           13.80                .22                 (.18)                    .04
 Year ended 8/31/2004                                    13.74                .44                  .08                     .52
 Year ended 8/31/2003                                    13.81                .43                 (.02)                    .41
 Period from 5/15/2002 to 8/31/2002                      13.52                .18                  .29                     .47





                                                       Dividends
                                                       (from net         Net asset                                 Net assets,
                                                       investment        value, end             Total             end of period
                                                         income)         of period             return (3)         (in millions)
Class A:
 Six months ended 2/28/2005(5)                           $(.21)            $13.61                .16%                 $3,716
 Year ended 8/31/2004                                     (.41)             13.80                 3.49                 3,768
 Year ended 8/31/2003                                     (.44)             13.74                 2.68                 3,981
 Year ended 8/31/2002                                     (.66)             13.81                 5.89                 3,071
 Year ended 8/31/2001                                     (.82)             13.69                11.23                 1,628
 Year ended 8/31/2000                                     (.74)             13.08                 6.47                 1,290
Class B:
 Six months ended 2/28/2005(5)                            (.17)             13.61                (.17)                   316
 Year ended 8/31/2004                                     (.32)             13.80                 2.78                   339
 Year ended 8/31/2003                                     (.34)             13.74                 1.96                   383
 Year ended 8/31/2002                                     (.57)             13.81                 5.14                   205
 Year ended 8/31/2001                                     (.73)             13.69                10.47                    46
 Period from 3/15/2000 to 08/31/2000                      (.31)             13.08                 3.63                     5
Class C:
 Six months ended 2/28/2005(5)                            (.16)             13.61                (.21)                   364
 Year ended 8/31/2004                                     (.31)             13.80                 2.70                   383
 Year ended 8/31/2003                                     (.33)             13.74                 1.86                   434
 Year ended 8/31/2002                                     (.55)             13.81                 5.04                   212
 Period from 3/15/2001 to 8/31/2001                       (.31)             13.69                 2.92                    22
Class F:
 Six months ended 2/28/2005(5)                            (.21)             13.61                 .16                    341
 Year ended 8/31/2004                                     (.41)             13.80                 3.48                   304
 Year ended 8/31/2003                                     (.43)             13.74                 2.65                   223
 Year ended 8/31/2002                                     (.66)             13.81                 5.85                   104
 Period from 3/19/2001 to 8/31/2001                       (.34)             13.69                 3.24                    13
Class 529-A:
 Six months ended 2/28/2005(5)                            (.21)             13.61                 .13                    89
 Year ended 8/31/2004                                     (.41)             13.80                 3.49                   79
 Year ended 8/31/2003                                     (.42)             13.74                 2.58                   55
 Period from 2/19/2002 to 8/31/2002                       (.31)             13.81                 3.98                   15
Class 529-B:
 Six months ended 2/28/2005(5)                            (.15)             13.61                (.27)                   20
 Year ended 8/31/2004                                     (.29)             13.80                 2.58                   20
 Year ended 8/31/2003                                     (.31)             13.74                 1.77                   16
 Period from 2/26/2002 to 8/31/2002                       (.25)             13.81                 3.58                    3
Class 529-C:
 Six months ended 2/28/2005(5)                            (.15)             13.61                (.27)                   63
 Year ended 8/31/2004                                     (.29)             13.80                 2.59                   55
 Year ended 8/31/2003                                     (.31)             13.74                 1.78                   40
 Period from 2/19/2002 to 8/31/2002                       (.26)             13.81                 3.58                   11
Class 529-E:
 Six months ended 2/28/2005(5)                            (.19)             13.61                (.01)                    6
 Year ended 8/31/2004                                     (.36)             13.80                 3.11                    5
 Year ended 8/31/2003                                     (.39)             13.74                 2.30                    3
 Period from 3/15/2002 to 8/31/2002                       (.26)             13.81                 4.79                    1
Class 529-F:
 Six months ended 2/28/2005(5)                            (.21)             13.61                 .11                    10
 Year ended 8/31/2004                                     (.40)             13.80                 3.37                    7
 Period from 9/16/2002 to 8/31/2003                       (.40)             13.74                 2.00                    3
Class R-1:
 Six months ended 2/28/2005(5)                           $(.16)             13.61                (.22)%                  $3
 Year ended 8/31/2004                                     (.31)             13.80                 2.68                    3
 Year ended 8/31/2003                                     (.33)             13.74                 1.87                    2
 Period from 6/13/2002 to 8/31/2002                       (.09)             13.81                 2.02                    - (7)
Class R-2:
 Six months ended 2/28/2005(5)                            (.16)             13.61                (.20)                   82
 Year ended 8/31/2004                                     (.31)             13.80                 2.72                   71
 Year ended 8/31/2003                                     (.33)             13.74                 1.90                   40
 Period from 5/31/2002 to 8/31/2002                       (.12)             13.81                 2.34                    1
Class R-3:
 Six months ended 2/28/2005(5)                            (.19)             13.61                (.01)                   77
 Year ended 8/31/2004                                     (.36)             13.80                 3.11                   63
 Year ended 8/31/2003                                     (.38)             13.74                 2.29                   37
 Period from 6/26/2002 to 8/31/2002                       (.10)             13.81                 1.58                    1
Class R-4:
 Six months ended 2/28/2005(5)                            (.21)             13.61                 .17                    21
 Year ended 8/31/2004                                     (.41)             13.80                 3.47                   13
 Year ended 8/31/2003                                     (.43)             13.74                 2.64                    5
 Period from 6/27/2002 to 8/31/2002                       (.10)             13.81                 1.87                    - (7)
Class R-5:
 Six months ended 2/28/2005(5)                            (.23)             13.61                 .32                    65
 Year ended 8/31/2004                                     (.46)             13.80                 3.81                   65
 Year ended 8/31/2003                                     (.48)             13.74                 2.97                   45
 Period from 5/15/2002 to 8/31/2002                       (.18)             13.81                 3.49                   27





                                                   Ratio of expenses       Ratio of expenses
                                                     to average net          to average net               Ratio of
                                                     assets before            assets after               net income
                                                    reimbursements/          reimbursements/             to average
                                                        waivers                waivers(4)                net assets
Class A:
 Six months ended 2/28/2005(5)                             .71%(6)                 .70%(6)                  3.02%(6)
 Year ended 8/31/2004                                      .70                     .70                      2.84
 Year ended 8/31/2003                                      .70                     .70                      2.84
 Year ended 8/31/2002                                      .76                     .76                      4.70
 Year ended 8/31/2001                                      .81                     .81                      5.78
 Year ended 8/31/2000                                      .83                     .83                      6.06
Class B:
 Six months ended 2/28/2005(5)                            1.40(6)                 1.39(6)                   2.34(6)
 Year ended 8/31/2004                                     1.39                    1.39                      2.15
 Year ended 8/31/2003                                     1.40                    1.40                      2.05
 Year ended 8/31/2002                                     1.46                    1.46                      3.86
 Year ended 8/31/2001                                     1.50                    1.50                      4.85
 Period from 3/15/2000 to 08/31/2000                       .69                     .69                      2.14
Class C:
 Six months ended 2/28/2005(5)                            1.48(6)                 1.47(6)                   2.25(6)
 Year ended 8/31/2004                                     1.47                    1.47                      2.07
 Year ended 8/31/2003                                     1.49                    1.49                      1.93
 Year ended 8/31/2002                                     1.55                    1.55                      3.67
 Period from 3/15/2001 to 8/31/2001                        .81                     .81                      2.16
Class F:
 Six months ended 2/28/2005(5)                             .71(6)                  .70(6)                   3.02(6)
 Year ended 8/31/2004                                      .70                     .70                      2.80
 Year ended 8/31/2003                                      .71                     .71                      2.69
 Year ended 8/31/2002                                      .79                     .79                      4.47
 Period from 3/19/2001 to 8/31/2001                        .40                     .40                      2.43
Class 529-A:
 Six months ended 2/28/2005(5)                             .78(6)                  .77(6)                   2.96(6)
 Year ended 8/31/2004                                      .70                     .70                      2.81
 Year ended 8/31/2003                                      .76                     .76                      2.56
 Period from 2/19/2002 to 8/31/2002                        .91(6)                  .91(6)                   4.11(6)
Class 529-B:
 Six months ended 2/28/2005(5)                            1.60(6)                 1.59(6)                   2.14(6)
 Year ended 8/31/2004                                     1.59                    1.59                      1.93
 Year ended 8/31/2003                                     1.59                    1.59                      1.70
 Period from 2/26/2002 to 8/31/2002                       1.64(6)                 1.64(6)                   3.38(6)
Class 529-C:
 Six months ended 2/28/2005(5)                            1.59(6)                 1.58(6)                   2.15(6)
 Year ended 8/31/2004                                     1.58                    1.58                      1.94
 Year ended 8/31/2003                                     1.58                    1.58                      1.74
 Period from 2/19/2002 to 8/31/2002                       1.63(6)                 1.63(6)                   3.36(6)
Class 529-E:
 Six months ended 2/28/2005(5)                            1.07(6)                 1.06(6)                   2.67(6)
 Year ended 8/31/2004                                     1.06                    1.06                      2.44
 Year ended 8/31/2003                                     1.06                    1.06                      2.28
 Period from 3/15/2002 to 8/31/2002                        .51                     .51                      1.73
Class 529-F:
 Six months ended 2/28/2005(5)                             .82(6)                  .81(6)                   2.92(6)
 Year ended 8/31/2004                                      .81                     .81                      2.67
 Period from 9/16/2002 to 8/31/2003                        .81(6)                  .81(6)                   2.23(6)
Class R-1:
 Six months ended 2/28/2005(5)                            1.60%(6)                1.48%(6)                  2.25%(6)
 Year ended 8/31/2004                                     1.62                    1.48                      2.03
 Year ended 8/31/2003                                     1.85                    1.48                      1.61
 Period from 6/13/2002 to 8/31/2002                        .38                     .31                       .69
Class R-2:
 Six months ended 2/28/2005(5)                            1.80(6)                 1.44(6)                   2.29(6)
 Year ended 8/31/2004                                     1.89                    1.45                      2.05
 Year ended 8/31/2003                                     1.99                    1.44                      1.55
 Period from 5/31/2002 to 8/31/2002                        .48                     .37                       .80
Class R-3:
 Six months ended 2/28/2005(5)                            1.09(6)                 1.06(6)                   2.67(6)
 Year ended 8/31/2004                                     1.10                    1.07                      2.43
 Year ended 8/31/2003                                     1.13                    1.06                      1.99
 Period from 6/26/2002 to 8/31/2002                        .25                     .20                       .64
Class R-4:
 Six months ended 2/28/2005(5)                             .71(6)                  .70(6)                   3.04(6)
 Year ended 8/31/2004                                      .71                     .71                      2.74
 Year ended 8/31/2003                                      .73                     .71                      2.55
 Period from 6/27/2002 to 8/31/2002                        .16                     .13                       .68
Class R-5:
 Six months ended 2/28/2005(5)                             .39(6)                  .38(6)                   3.34(6)
 Year ended 8/31/2004                                      .39                     .39                      3.11
 Year ended 8/31/2003                                      .40                     .40                      3.10
 Period from 5/15/2002 to 8/31/2002                        .13                     .13                      1.28





                                                        Six months ended
                                                           February 28,                 Year ended August 31
                                                              2005(5)       2004      2003       2002      2001      2000

Portfolio turnover rate for all classes of shares              37%           68%       65%        59%       73%       48%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)  Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During the six months ended 2/28/2005, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5)  Unaudited.
(6)  Annualized.
(7)  Amount less than $1 million.


See Notes to Financial Statements


EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 through February 28, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                Beginning       Ending      Expenses       Annualized
                                                 account       account     paid during    expense ratio
                                                  value         value       period(1)
                                                 9/1/2004     2/28/2005


Class A -- actual return                      $1,000.00       $1,001.63      $3.47            .70%
Class A -- assumed 5% return                   1,000.00        1,021.32       3.51            .70
Class B -- actual return                       1,000.00          998.28       6.89           1.39
Class B -- assumed 5% return                   1,000.00        1,017.90       6.95           1.39
Class C -- actual return                       1,000.00          997.90       7.28           1.47
Class C -- assumed 5% return                   1,000.00        1,017.50       7.35           1.47
Class F -- actual return                       1,000.00        1,001.63       3.47            .70
Class F -- assumed 5% return                   1,000.00        1,021.32       3.51            .70
Class 529-A -- actual return                   1,000.00        1,001.30       3.82            .77
Class 529-A -- assumed 5% return               1,000.00        1,020.98       3.86            .77
Class 529-B -- actual return                   1,000.00          997.29       7.87           1.59
Class 529-B -- assumed 5% return               1,000.00        1,016.91       7.95           1.59
Class 529-C -- actual return                   1,000.00          997.34       7.82           1.58
Class 529-C -- assumed 5% return               1,000.00        1,016.96       7.90           1.58
Class 529-E -- actual return                   1,000.00          999.89       5.26           1.06
Class 529-E -- assumed 5% return               1,000.00        1,019.54       5.31           1.06
Class 529-F -- actual return                   1,000.00        1,001.10       4.02            .81
Class 529-F -- assumed 5% return               1,000.00        1,020.78       4.06            .81
Class R-1 -- actual return                     1,000.00          997.84       7.33           1.48
Class R-1 -- assumed 5% return                 1,000.00        1,017.46       7.40           1.48
Class R-2 -- actual return                     1,000.00          998.02       7.13           1.44
Class R-2 -- assumed 5% return                 1,000.00        1,017.65       7.20           1.44
Class R-3 -- actual return                     1,000.00          999.87       5.26           1.06
Class R-3 -- assumed 5% return                 1,000.00        1,019.54       5.31           1.06
Class R-4 -- actual return                     1,000.00        1,001.66       3.47            .70
Class R-4 -- assumed 5% return                 1,000.00        1,021.32       3.51            .70
Class R-5 -- actual return                     1,000.00        1,003.19       1.89            .38
Class R-5 -- assumed 5% return                 1,000.00        1,022.91       1.91            .38

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).


OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Intermediate Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.69 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.77 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had the same annualized expenses as did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete February 28, 2005, portfolio of Intermediate Bond Fund of America's investments is available free of charge on the SEC website or upon request by calling AFS.

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of Intermediate Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
>  Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-923-0405P

Litho in USA KBD/LPT/8086-S1938

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

INTERMEDIATE BOND FUND OF AMERICA

Investment portfolio
February 28, 2005                                                     unaudited

                                                                                                 Principal amount     Market value
Bonds & Notes -- 96.11%                                                                                     (000)            (000)

CORPORATE BONDS & NOTES -- 29.33%
Financials -- 17.16%
SLM Corp., Series A, 2.67% 2005(1)                                                                       $  4,000         $  4,005
SLM Corp., Series A, 3.625% 2008                                                                           17,500           17,203
SLM Corp., Series A, 3.95% 2008                                                                             5,000            4,952
SLM Corp., Series A, 4.00% 2009                                                                            12,250           12,128
SLM Corp., Series A, 4.72% 2009(1)                                                                          5,000            4,981
SLM Corp., Series A, 5.375% 2014                                                                            5,000            5,146
USA Education, Inc. 5.625% 2007                                                                             9,035            9,310
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(2)                                                      10,000            9,859
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(2)                                                       3,000            3,014
PRICOA Global Funding I 4.20% 2010(2)                                                                      10,000            9,871
Prudential Insurance Co. of America 6.375% 2006(2)                                                         14,325           14,887
Prudential Funding LLC 6.60% 2008(2)                                                                       11,795           12,607
Citigroup Inc. 5.75% 2006                                                                                   7,000            7,172
Citigroup Inc. 3.50% 2008                                                                                  22,500           22,140
Citigroup Inc. 4.125% 2010                                                                                 13,150           12,979
Citigroup Inc. 5.625% 2012                                                                                  3,000            3,164
Citicorp Lease Pass Through Trust, Series 1999-1, Class A-1, 7.22% 2005(2),(3)                              1,969            1,993
J.P. Morgan Chase & Co. 5.625% 2006                                                                         5,000            5,129
J.P. Morgan Chase & Co. 5.35% 2007                                                                         11,050           11,341
J.P. Morgan Chase & Co. 4.00% 2008                                                                         15,000           14,912
J.P. Morgan Chase & Co. 3.50% 2009                                                                          5,000            4,840
J.P. Morgan Chase & Co. 5.125% 2014                                                                         3,500            3,529
BANK ONE CORP. 2.625% 2008                                                                                  6,000            5,704
MetLife, Inc. 3.911% 2005                                                                                  25,515           25,572
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007(2)                                         12,000           11,751
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009(2)                                            4,000            3,972
Household Finance Corp. 8.00% 2005                                                                          3,250            3,280
Household Finance Corp. 3.375% 2006                                                                         3,000            2,994
Household Finance Corp. 5.75% 2007                                                                          8,000            8,263
Household Finance Corp. 7.875% 2007                                                                         6,250            6,709
Household Finance Corp. 4.125% 2008                                                                        13,500           13,406
Household Finance Corp. 6.40% 2008                                                                          3,000            3,197
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(2)                                            8,625            8,807
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(2)                                           19,350           19,801
Monumental Global Funding II, Series 2004-B, 3.90% 2009(2)                                                  5,000            4,872
Monumental Global Funding II, Series 2004-F, 4.375% 2009(2)                                                 2,000            1,980
International Lease Finance Corp., Series P, 3.125% 2007                                                    5,000            4,902
International Lease Finance Corp. 4.50% 2008                                                                3,000            2,997
International Lease Finance Corp., Series O, 4.55% 2009                                                     1,600            1,596
International Lease Finance Corp. 4.75% 2009                                                                9,000            9,058
ASIF Global Financing XXVIII 2.79% 2007(1),(2)                                                              7,000            7,002
ASIF Global Financing XVIII 3.85% 2007(2)                                                                   3,000            2,981
AIG SunAmerica Global Financing II 7.60% 2005(2)                                                            4,000            4,051
Wells Fargo & Co. 7.25% 2005                                                                                4,000            4,073
Wells Fargo & Co. 3.50% 2008                                                                               17,000           16,781
Wells Fargo & Co. 3.125% 2009                                                                               5,000            4,790
Wells Fargo Financial, Inc. 7.60% 2005                                                                      3,500            3,527
Wells Fargo Bank National Association 7.80% 2010(1)                                                         1,750            1,771
Washington Mutual, Inc. 2.40% 2005                                                                          3,000            2,979
Washington Mutual, Inc. 7.50% 2006                                                                         15,500           16,269
Washington Mutual, Inc. 5.625% 2007                                                                         1,600            1,647
Washington Mutual, Inc. 4.20% 2010                                                                          8,000            7,878
Kimco Realty Corp., Series A, 6.73% 2005                                                                    9,500            9,613
Kimco Realty Corp., Series C, 3.95% 2008                                                                    7,000            6,888
Kimco Realty Corp., Series C, 4.904% 2015                                                                   7,500            7,397
Price REIT, Inc. 7.50% 2006                                                                                 4,000            4,245
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(2)                                         24,500           25,195
Allstate Financial Global Funding LLC 7.125% 2005(2)                                                        2,000            2,042
Allstate Financial Global Funding LLC 6.15% 2006(2)                                                         9,000            9,208
Allstate Financial Global Funding LLC 5.25% 2007(2)                                                        10,600           10,845
Allstate Life Global Funding 4.25% 2010                                                                     2,000            1,984
Nationwide Life Insurance Co. 5.35% 2007(2)                                                                21,350           21,868
North Front Pass Through Trust 5.81% 2024(1),(2),(3)                                                        2,000            2,030
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(1),(2)                                                8,250            8,899
Societe Generale 7.85% (undated)(1),(2)                                                                    14,000           14,995
Genworth Financial, Inc. 2.64% 2007(1)                                                                     12,000           12,012
Genworth Financial, Inc. 4.75% 2009                                                                        10,000           10,123
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 4.375% 2010(2)             21,885           21,510
ReliaStar Financial Corp. 8.00% 2006                                                                       11,470           12,225
ReliaStar Financial Corp. 6.50% 2008                                                                        4,000            4,268
ING Security Life Institutional Funding 2.70% 2007(2)                                                       2,000            1,950
ING Security Life Institutional Funding 4.25% 2010(2)                                                       3,000            2,970
HBOS PLC 3.125% 2007(2)                                                                                    11,500           11,316
HBOS Treasury Services PLC 3.75% 2008(2)                                                                   10,000            9,829
American Express Credit Corp. 2.76% 2006(1)                                                                 5,000            5,012
American Express Credit Corp. 3.00% 2008                                                                   10,000            9,663
American Express Co. 4.75% 2009                                                                             5,000            5,085
John Hancock Global Funding II, Series 2002-G, 5.00% 2007(2)                                               19,000           19,340
Bank of America Corp. 7.625% 2005                                                                           1,000            1,005
Bank of America Corp. 7.875% 2005                                                                           3,000            3,030
Bank of America Corp. 6.625% 2007                                                                             200              212
Bank of America Corp. 4.375% 2010                                                                          12,000           11,976
NationsBank Corp. 7.50% 2006                                                                                2,000            2,112
XL Capital Finance (Europe) PLC 6.50% 2012                                                                  4,725            5,111
Twin Reefs Pass Through Trust 3.59% (undated)(1),(2)                                                        9,700            9,756
Signet Bank 7.80% 2006                                                                                      2,000            2,126
Wachovia Corp. 3.625% 2009                                                                                 13,000           12,696
US Bank National Association 2.85% 2006                                                                    15,000           14,766
CIT Group Inc. 3.65% 2007                                                                                   7,835            7,707
CIT Group Inc. 7.375% 2007                                                                                  3,500            3,732
CIT Group Inc. 6.875% 2009                                                                                  3,000            3,287
Lincoln National Corp. 7.25% 2005                                                                           5,425            5,474
Lincoln National Corp. 6.50% 2008                                                                           8,385            8,959
Hartford Financial Services Group, Inc. 2.375% 2006                                                        10,375           10,149
Hartford Financial Services Group, Inc. 4.70% 2007                                                          4,000            4,046
Deutsche Bank Capital Funding Trust I, 7.872% (undated)(1),(2)                                             10,950           12,308
Suntrust Bank 4.415% 2009                                                                                  10,000            9,984
Bank of New York Co., Inc., Series E, 2.20% 2006                                                           10,000            9,828
Weingarten Realty Investors, Series A, 5.263% 2012                                                          6,000            6,115
Weingarten Realty Investors, Series A, 4.857% 2014                                                          3,000            2,953
Principal Life Global Funding I 4.40% 2010(2)                                                               9,000            8,909
ABN AMRO Bank NV 7.55% 2006                                                                                 8,000            8,397
National Westminster Bank PLC 7.375% 2009                                                                   5,000            5,594
National Westminster Bank PLC 7.75% (undated)(1)                                                            2,350            2,532
Skandinaviska Enskilda Banken 6.875% 2009                                                                   7,330            7,935
Berkshire Hathaway Finance Corp. 4.125% 2010(2)                                                             8,000            7,912
New York Life Global Funding 3.875% 2009(2)                                                                 6,750            6,644
Bayerische Landesbank, Series F, 2.50% 2006                                                                 6,625            6,551
Principal Life Insurance Co. 3.20% 2009                                                                     6,000            5,733
Den Danske Bank A/S 6.375% 2008(1),(2)                                                                      4,750            4,791
Den Danske Bank A/S 7.40% 2010(2)                                                                             500              535
Swedish Export Credit Corp. 2.875% 2007                                                                     5,000            4,912
Barclays Bank PLC 7.40% 2009                                                                                1,250            1,406
Barclays Bank PLC 7.375% (undated)(1),(2)                                                                   2,000            2,299
Merita Bank Ltd. 7.50% (undated)(1),(2)                                                                     2,825            2,973
Protective Life Insurance Co., Series 2004-D, 4.00% 2009                                                    3,000            2,936
Abbey National PLC 6.70% (undated)(1)                                                                       1,775            1,890
                                                                                                                           887,565

Consumer discretionary -- 2.81%
Viacom Inc. 6.40% 2006                                                                                     17,250           17,666
Viacom Inc. 5.625% 2007                                                                                     5,000            5,160
CBS Corp. 7.15% 2005                                                                                        6,500            6,552
Target Corp. 5.50% 2007                                                                                    17,000           17,533
Target Corp. 3.375% 2008                                                                                    7,200            7,053
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                      3,000            3,090
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                      7,000            7,061
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                      5,000            5,494
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                      3,500            3,984
Kohl's Corp. 6.70% 2006                                                                                     7,074            7,265
Kohl's Corp. 6.30% 2011                                                                                    10,810           11,766
General Motors Acceptance Corp. 4.50% 2006                                                                  2,000            1,998
General Motors Acceptance Corp. 6.75% 2006                                                                  5,000            5,104
General Motors Acceptance Corp. 6.125% 2007                                                                 5,000            5,095
General Motors Acceptance Corp. 7.75% 2010                                                                  3,500            3,657
Lowe's Companies, Inc. 7.50% 2005                                                                           3,000            3,095
Lowe's Companies, Inc. 8.25% 2010                                                                           5,000            5,887
Ford Motor Credit Co. 6.50% 2007                                                                            4,250            4,380
Ford Motor Credit Co. 7.375% 2009                                                                           3,500            3,673
Carnival Corp. 6.15% 2008                                                                                   5,401            5,696
Gannett Co., Inc. 4.95% 2005                                                                                2,000            2,003
Gannett Co., Inc. 6.375% 2012                                                                               3,000            3,301
Sony Capital Corp., Series C, 4.95% 2006(2)                                                                 5,000            5,088
Cox Radio, Inc. 6.375% 2005                                                                                 3,500            3,517
                                                                                                                `          145,118

Telecommunication services -- 2.80%
SBC Communications Inc. 4.125% 2009                                                                        29,250           28,781
SBC Communications Inc. 6.25% 2011                                                                          5,000            5,405
British Telecommunications PLC 7.875% 2005(1)                                                               7,250            7,484
British Telecommunications PLC 8.375% 2010(1)                                                              11,250           13,284
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                            17,500           17,938
BellSouth Corp. 4.20% 2009                                                                                 18,000           17,831
AirTouch Communications, Inc. 6.35% 2005                                                                    1,500            1,511
Vodafone Group PLC 7.75% 2010                                                                               9,525           10,907
Telefonica Europe BV 7.75% 2010                                                                            10,000           11,529
Koninklijke KPN NV 7.50% 2005                                                                               4,000            4,093
Koninklijke KPN NV 8.00% 2010                                                                               4,000            4,651
Singapore Telecommunications Ltd. 6.375% 2011(2)                                                            7,000            7,651
Verizon Global Funding Corp. 7.375% 2012                                                                    5,000            5,791
ALLTEL Corp. 4.656% 2007                                                                                    5,000            5,054
Cingular Wireless LLC 5.625% 2006                                                                           3,000            3,089
                                                                                                                           144,999

Industrials -- 2.51%
General Electric Capital Corp., Series A, 2.85% 2006                                                        5,000            4,973
General Electric Capital Corp., Series A, 5.00% 2007                                                       23,000           23,495
General Electric Capital Corp., Series A, 5.375% 2007                                                      10,000           10,274
General Electric Capital Corp., Series A, 3.50% 2008                                                        9,000            8,827
General Electric Capital Corp., Series A, 6.00% 2012                                                        2,500            2,704
Heller Financial, Inc. 8.00% 2005                                                                           3,500            3,549
General Electric Co. 5.00% 2013                                                                             2,000            2,033
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(2),(3)                                     22,799           24,565
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(2),(3)                        2,431            2,651
John Deere Capital Corp. 3.90% 2008                                                                        18,500           18,375
Caterpillar Inc. 4.50% 2009                                                                                16,750           16,878
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009(3)               4,141            4,311
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022(3)                491              521
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2021(3)                            2,357            2,399
Continental Airlines, Inc., MBIA insured, 3.338% 2009(1)                                                    2,000            2,018
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
     5.70% 2023(2),(3)                                                                                      1,434            1,465
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006(3)                                            1,000            1,021
                                                                                                                           130,059

Consumer staples -- 1.85%
Wal-Mart Stores, Inc. 5.45% 2006                                                                            5,000            5,123
Wal-Mart Stores, Inc. 4.375% 2007                                                                          16,000           16,182
Wal-Mart Stores, Inc. 6.875% 2009                                                                           2,000            2,206
Pepsi Bottling Holdings Inc. 5.625% 2009(2)                                                                16,650           17,491
Nabisco, Inc. 7.05% 2007                                                                                    9,200            9,757
Kraft Foods Inc. 4.625% 2006                                                                                3,000            3,035
Kraft Foods Inc. 6.25% 2012                                                                                 1,600            1,745
Anheuser-Busch Cos. Inc. 9.00% 2009                                                                         2,000            2,378
Anheuser-Busch Co. Inc. 6.00% 2011                                                                          9,000            9,647
Diageo Capital PLC 3.50% 2007                                                                              12,000           11,830
CVS Corp. 4.00% 2009                                                                                        5,000            4,932
CVS Corp. 6.117% 2013(2),(3)                                                                                1,693            1,767
CVS CORP 5.298% 1/11/2027(2),(3)                                                                              997              992
Costco Wholesale Corp. 5.50% 2007                                                                           5,250            5,410
PepsiAmericas, Inc. 4.875% 2015                                                                             3,000            2,978
                                                                                                                            95,473

Utilities -- 0.97%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                13,500           13,842
Georgia Power Co., Series V, 4.10% 2009                                                                     7,000            6,919
Alabama Power Co., Series U, 2.65% 2006                                                                     5,000            4,957
PSE&G Co., First and Refunding Mortgage Bonds, Series A, 2.655% 2006(1)                                     7,500            7,499
Duke Energy Corp., First and Ref. Mortgage Bonds, Series A, 3.75% 2008                                      5,000            4,943
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010                                           2,250            2,253
Pacificorp Australia LLC, MBIA insured, 6.15% 2008(2)                                                       6,000            6,309
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008(2)                                             3,500            3,689
                                                                                                                            50,411

Health care -- 0.65%
UnitedHealth Group Inc. 7.50% 2005                                                                          1,525            1,562
UnitedHealth Group Inc. 5.20% 2007                                                                          3,000            3,065
UnitedHealth Group Inc. 3.75% 2009                                                                         15,000           14,657
Amgen Inc. 4.00% 2009(2)                                                                                   14,500           14,264
                                                                                                                            33,548

Energy -- 0.46%
BP Capital Markets PLC 2.35% 2006                                                                          10,000            9,832
BP Capital Markets PLC 2.75% 2006                                                                           8,000            7,858
Oil Enterprises Ltd., MBIA insured, 6.239% 2008(2),(3)                                                      4,246            4,405
Pemex Finance Ltd., AMBAC insured, 6.55% 2008(3)                                                            1,765            1,827
                                                                                                                            23,922

Materials -- 0.12%
E.I. du Pont de Nemours and Co. 4.125% 2010                                                                 6,000            5,940

U.S. TREASURY BONDS & NOTES -- 20.57%
U.S. Treasury 1.125% 2005                                                                                  11,350           11,287
U.S. Treasury 1.625% 2005                                                                                  24,500           24,270
U.S. Treasury 5.75% 2005                                                                                   73,500           74,838
U.S. Treasury 2.625% 2006                                                                                  50,000           49,261
U.S. Treasury 3.50% 2006                                                                                  122,275          122,227
U.S. Treasury 5.625% 2006                                                                                  10,425           10,663
U.S. Treasury 6.875% 2006                                                                                  14,600           15,202
U.S. Treasury 7.00% 2006                                                                                   31,875           33,389
U.S. Treasury 3.25% 2007                                                                                   89,766           88,896
U.S. Treasury 3.375% 2007(4)                                                                               11,923           12,529
U.S. Treasury 6.25% 2007                                                                                   47,750           50,167
U.S. Treasury 6.625% 2007                                                                                  12,750           13,558
U.S. Treasury 3.375% 2008                                                                                  20,750           20,403
U.S. Treasury 3.375% 2008                                                                                  20,000           19,650
U.S. Treasury 3.625% 2008(4)                                                                               77,694           83,849
U.S. Treasury 4.75% 2008                                                                                    1,075            1,108
U.S. Treasury 3.625% 2009                                                                                  18,000           17,767
U.S. Treasury 3.875% 2009(4)                                                                               91,043          100,997
U.S. Treasury 5.50% 2009                                                                                   12,750           13,543
U.S. Treasury 6.00% 2009                                                                                    2,225            2,410
U.S. Treasury 5.00% 2011                                                                                   62,775           65,757
U.S. Treasury 5.00% 2011                                                                                   13,250           13,886
U.S. Treasury 3.00% 2012(4)                                                                                 8,098            8,977
U.S. Treasury 11.250% 2015                                                                                  3,000            4,651
U.S. Treasury 7.50% 2016                                                                                   37,000           46,944
U.S. Treasury 8.125% 2019                                                                                  32,150           43,804
U.S. Treasury 8.750% 2020                                                                                  26,290           37,948
U.S. Treasury 5.25% 2029                                                                                   63,700           67,940
U.S. Treasury 5.375% 2031                                                                                   1,000            1,100
U.S. Treasury Principal Strip 0% 2029                                                                      18,100            5,718
U.S. Treasury Principal Strip 0% 2029                                                                       4,250            1,308
                                                                                                                         1,064,047

ASSET-BACKED OBLIGATIONS(3) -- 14.51%
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2, 2.71% 2026                      $  7,200         $  7,172
Residential Asset Securities Corp. Trust, Series 2002-KS8, Class A-3, AMBAC insured, 3.69% 2027               899              899
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3, 2.66% 2028                          5,905            5,878
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031                          6,746            6,899
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-5, 6.48% 2031                          7,743            7,916
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033                          1,500            1,500
Residential Asset Securities Corp. Trust, Series 2004-KS2, Class M-II-1, 3.16% 2034(1)                      7,000            6,979
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-I-2, 2.88% 2035(1)                     10,000           10,002
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007(2)                        10,000            9,948
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09% 2008(2)                         6,500            6,534
Drive Auto Receivables Trust, Series 2005-A, Class A-3, MBIA insured, 3.75% 2009                           13,000           12,926
Drive Auto Receivables Trust, Series 2004-A, Class A-4, MBIA insured, 4.14% 2010(2)                        13,000           12,988
CWABS, Inc., Series 2004-12, Class AF-2, 3.631% 2024                                                        6,939            6,869
CWABS, Inc., Series 2004-10, Class AF-3, 3.842% 2030                                                       14,250           14,050
CWABS, Inc., Series 2004-10, Class AF- 4, 4.506% 2032                                                       4,250            4,186
CWABS, Inc., Series 2004-10, Class 2-AV-2, 3.00% 2033(1)                                                    5,000            5,012
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(2)                           2,320            2,285
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(2)                           7,091            7,097
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(2)                           1,700            1,693
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010(2)                            5,000            4,968
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011(2)                          13,800           13,765
Banco Itau SA, Series 2002-2, XLCA insured, 2.73% 2006(1),(2)                                              13,500           13,432
Banco Itau SA, Series 2002, XLCA insured, 2.78% 2007(1),(2)                                                15,699           15,581
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-2, FGIC insured,
     3.89% 2015                                                                                             7,500            7,450
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured,
     4.16% 2017                                                                                            21,500           21,334
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-1, 3.633% 2021              18,248           18,211
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-2, 4.134% 2026               7,000            6,934
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 3.418% 2031(1)                             10,720           10,741
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured, 5.65% 2034                    10,750           10,856
Centex Home Equity Loan Trust, Series 2005-A, Class AF-2, 3.90% 2024                                        2,500            2,483
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                       6,686            6,669
Centex Home Equity Loan Trust, Series 2005-A, Class AF-4, 4.72% 2031                                        3,000            2,977
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033                                        1,700            1,713
Centex Home Equity Loan Trust, Series 2005-A, Class AF-6, 4.69% 2035                                        7,500            7,494
PECO Energy Transition Trust, Series 1999-A, Class A-6, 6.05% 2009                                         13,150           13,544
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                                          7,000            7,380
Citibank Credit Card Issuance Trust, Class 2002-A1, 4.95% 2009                                              4,000            4,080
Citibank Credit Card Issuance Trust, Class 2000-A3, 6.875% 2009                                            12,500           13,393
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010                                              2,900            2,817
Capital One Multi-asset Execution Trust, Series 2003-1, Class A, 2.98% 2009(1)                             19,000           19,088
Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A-I-2, 2.34% 2027                         2,000            1,973
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029                        7,500            7,388
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured,
     4.767% 2032                                                                                            8,550            8,529
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033(1)                        1,000              996
Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3, FSA insured,
     3.175% 2006                                                                                              353              353
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-2, FSA insured,
     3.04% 2008                                                                                             3,400            3,394
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured,
     3.402% 2009                                                                                            4,750            4,720
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured,
     2.841% 2010(1)                                                                                         5,000            4,898
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured,
     3.777% 2011                                                                                            4,350            4,302
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007                                                     568              572
MMCA Auto Owner Trust, Series 2001-3, Class B, 3.54% 2008(1)                                                  795              795
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                 5,000            4,960
MMCA Auto Owner Trust, Series 2002-3, Class A-4, 3.57% 2009                                                 5,000            5,005
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                                 5,041            5,048
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008(2)                          9,008            9,011
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(2)                          6,350            6,332
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014                       15,264           14,903
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998, Class A-5,
     5.44% 2007                                                                                               592              593
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998, Class A-6,
     5.63% 2009                                                                                            13,300           13,632
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                           12,964           13,029
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010(2)                       3,298            3,274
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011(2)                       9,491            9,448
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                               11,950           12,702
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
     Series 1997-1, Class A-6, 6.38% 2008                                                                   5,729            5,868
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
     Series 1997-1, Class A-7, 6.42% 2008                                                                   6,115            6,258
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009(2)                                      12,125           12,116
AESOP Funding II LLC, Series 2002-1A, Class A-1, AMBAC insured, 3.85% 2006(2)                               7,125            7,137
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(2)                                 5,000            4,945
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-4, 4.43% 2025                                        5,000            4,973
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                                        6,750            6,649
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008(2)                          3,990            3,977
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010(2)                          7,000            6,964
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 2.97% 2034(1)                         10,500           10,545
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6, 5.54% 2009                                 10,080           10,328
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011                                      5,000            4,974
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012                                      5,250            5,212
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                             7,450            7,446
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                             2,600            2,559
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009(2)                                    6,750            6,716
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010(2)                                    3,000            2,968
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013                            2,809            2,756
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017                            5,300            5,206
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021                            1,500            1,469
MBNA Master Credit Card Trust II, Series 2000-D, Class B, 3.02% 2009(1)                                     5,750            5,794
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012                                        2,580            2,991
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009                             8,674            8,714
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3, FSA insured, 2.72% 2007                 1,544            1,544
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009            2,000            1,982
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009                 5,000            4,992
Option One Mortgage Loan Trust, Series 2000-2, Class M-1, 3.52% 2030(1)                                     4,605            4,610
Option One Mortgage Loan Trust, Series 2000-3, Class M-1, 3.55% 2030(1)                                     3,558            3,562
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                          6,260            6,584
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009                                          1,200            1,305
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(2)                              7,375            7,751
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031                                         1,971            2,002
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035                                         5,300            5,371
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 2.94% 2034(1)                              7,000            7,026
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030           1,492            1,486
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2004-C, Class II-A-2, 2.92% 2035(1)            5,500            5,507
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                     6,859            6,922
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured,
     6.68% 2016(2)                                                                                          6,103            6,263
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026                                5,000            5,369
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 3.04% 2030(1)                              5,000            5,062
Metris Master Trust, Series 2001-2, Class A, 2.918% 2009(1)                                                 5,000            4,992
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010                            5,000            4,962
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009                                                 5,000            4,947
Conseco Finance Home Equity Loan Trust, Series 2001-B, Class II-M-1, 7.581% 2032                            4,872            4,894
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 3.80% 2034(1)                                            4,416            4,455
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029                                            1,219            1,281
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029                                            2,870            3,038
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010(2)                4,250            4,315
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027              3,926            3,923
Bear Stearns Asst Backed Securities I Trust, Series 2004-FR3, Class I-A-I, 2.90% 2030(1)                    3,262            3,264
Chase Credit Card Owner Trust, Series 2003-4, Class B, 3.24% 2016(1)                                        3,000            3,089
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.27% 2035(1)                                            2,500            2,520
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 3.29% 2010(1),(2)                          2,250            2,266
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                                  2,096            2,092
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031(2)                        2,016            2,068
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 2.96% 2035(1)            2,000            2,003
Banco Nacional de Mexico, SA, Series 1999-A, Class A-1, MBIA insured, 7.50% 2006(2)                         1,878            1,926
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009(2)                       1,789            1,765
Pass-through Amortizing Credit Card Trusts, Series 2002-1, Class A-2FL, 3.94% 2012(1),(2)                     537              537
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685% 2012(2)                     1,208            1,211
CitiFinancial Mortgage Securities Inc., Series 2003-1, Class AF-2, 2.948% 2033                              1,718            1,715
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured, 2.62% 2007                     1,216            1,216
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                                836              830
Navistar Financial Owner Trust, Series 2002-A, Class B, 4.95% 2009                                            708              713
First Investors Auto Owners Trust, Series 2002-A, Class A, MBIA insured, 3.46% 2008(2)                        688              688
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA insured, 7.33% 2006(2)               359              361
NPF VI, Inc., Series 2002-1, Class A, 2.69% 2008(1),(2),(5)                                                 1,500               90
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(2),(5)                                                    1,000               80
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4, MBIA insured, 6.91% 2005(2)                78               78
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022(2)                                 19               19
                                                                                                                           750,841

FEDERAL AGENCY BONDS & NOTES -- 12.39%
Freddie Mac 1.50% 2005                                                                                     20,750           20,598
Freddie Mac 4.25% 2005                                                                                     37,750           37,894
Freddie Mac 1.875% 2006                                                                                     2,510            2,473
Freddie Mac 5.25% 2006                                                                                     43,250           43,935
Freddie Mac 5.50% 2006                                                                                     14,000           14,360
Freddie Mac 5.75% 2009                                                                                     75,000           79,511
Freddie Mac 6.625% 2009                                                                                    69,000           75,763
Freddie Mac 5.875% 2011                                                                                    53,675           57,061
Freddie Mac 5.00% 2014                                                                                     20,000           20,532
Federal Home Loan Bank 2.00% 2006                                                                          21,575           21,277
Federal Home Loan Bank 2.375% 2006                                                                         17,915           17,692
Federal Home Loan Bank 2.50% 2006                                                                          17,000           16,807
Federal Home Loan Bank 5.125% 2006                                                                         23,995           24,368
Federal Home Loan Bank 3.375% 2007                                                                         89,500           88,193
Federal Home Loan Bank 5.823% 2009                                                                         12,500           13,243
Fannie Mae 6.00% 2005                                                                                       4,500            4,593
Fannie Mae 4.25% 2007                                                                                      33,250           33,543
Fannie Mae 5.75% 2008                                                                                      35,000           36,720
Fannie Mae 6.00% 2008                                                                                      26,000           27,534
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc.
     (Title XI) 5.88% 2012(3)                                                                               4,637            4,852
                                                                                                                           640,949

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS(3) -- 6.81%
Fannie Mae 7.00% 2008                                                                                         191              201
Fannie Mae 8.50% 2008                                                                                           8                8
Fannie Mae 7.00% 2009                                                                                         206              218
Fannie Mae 7.00% 2009                                                                                          51               54
Fannie Mae 7.50% 2009                                                                                         367              380
Fannie Mae 7.50% 2009                                                                                         125              133
Fannie Mae 7.50% 2009                                                                                         122              129
Fannie Mae 7.50% 2009                                                                                          55               57
Fannie Mae 8.50% 2009                                                                                          39               41
Fannie Mae 9.00% 2009                                                                                         262              276
Fannie Mae 9.00% 2009                                                                                         249              263
Fannie Mae 9.50% 2009                                                                                         299              319
Fannie Mae 7.00% 2010                                                                                         123              130
Fannie Mae 9.50% 2010                                                                                          24               26
Fannie Mae 7.00% 2011                                                                                         842              889
Fannie Mae 7.00% 2011                                                                                         383              404
Fannie Mae 7.00% 2011                                                                                          43               45
Fannie Mae 7.00% 2012                                                                                         566              597
Fannie Mae 6.00% 2013                                                                                       8,255            8,603
Fannie Mae 8.50% 2014                                                                                          61               63
Fannie Mae 6.00% 2015                                                                                       6,298            6,564
Fannie Mae 7.00% 2015                                                                                       3,198            3,376
Fannie Mae 7.00% 2015                                                                                         780              824
Fannie Mae 7.00% 2015                                                                                         147              155
Fannie Mae 7.00% 2015                                                                                          77               81
Fannie Mae 7.50% 2015                                                                                       1,605            1,698
Fannie Mae 7.50% 2015                                                                                       1,460            1,545
Fannie Mae 7.50% 2015                                                                                         679              718
Fannie Mae 7.50% 2015                                                                                         653              691
Fannie Mae 7.50% 2015                                                                                         208              220
Fannie Mae 7.50% 2015                                                                                         172              182
Fannie Mae 7.50% 2015                                                                                          97              102
Fannie Mae 9.00% 2015                                                                                         828              890
Fannie Mae 13.50% 2015                                                                                        363              429
Fannie Mae 7.00% 2016                                                                                       2,262            2,388
Fannie Mae 7.00% 2016                                                                                         819              865
Fannie Mae 7.00% 2016                                                                                         690              728
Fannie Mae 7.00% 2016                                                                                         400              422
Fannie Mae 7.00% 2016                                                                                         361              381
Fannie Mae 7.50% 2016                                                                                         653              691
Fannie Mae 9.00% 2016                                                                                       1,083            1,172
Fannie Mae 11.50% 2016                                                                                        477              544
Fannie Mae 5.50% 2017                                                                                       1,859            1,909
Fannie Mae 6.00% 2017                                                                                       2,198            2,289
Fannie Mae 7.00% 2017                                                                                       2,943            3,107
Fannie Mae 7.00% 2017                                                                                       1,462            1,544
Fannie Mae 7.00% 2017                                                                                         919              970
Fannie Mae 5.00% 2018                                                                                       3,813            3,851
Fannie Mae 5.00% 2018                                                                                       1,545            1,560
Fannie Mae 9.00% 2018                                                                                          33               36
Fannie Mae 10.00% 2018                                                                                        215              242
Fannie Mae 11.50% 2019                                                                                      1,335            1,528
Fannie Mae 11.00% 2020                                                                                        339              390
Fannie Mae 11.00% 2020                                                                                        144              164
Fannie Mae 11.50% 2020                                                                                        332              380
Fannie Mae 10.00% 2021                                                                                        251              283
Fannie Mae 9.50% 2022                                                                                         107              117
Fannie Mae 7.00% 2023                                                                                         139              148
Fannie Mae 7.50% 2023                                                                                         349              376
Fannie Mae 10.00% 2025                                                                                        415              466
Fannie Mae 8.50% 2026                                                                                         101              110
Fannie Mae 9.327% 2026(1)                                                                                   1,872            2,058
Fannie Mae 9.50% 2026                                                                                         970            1,098
Fannie Mae 8.50% 2027                                                                                         122              134
Fannie Mae 7.50% 2029                                                                                         366              393
Fannie Mae 6.50% 2031                                                                                         132              138
Fannie Mae 7.00% 2031                                                                                         102              108
Fannie Mae 7.50% 2031                                                                                         258              277
Fannie Mae 7.50% 2031                                                                                         213              228
Fannie Mae 6.50% 2032                                                                                         930              970
Fannie Mae 3.776% 2033(1)                                                                                  12,125           11,995
Fannie Mae 3.796% 2033(1)                                                                                   3,968            3,927
Fannie Mae 4.039% 2033(1)                                                                                   1,348            1,342
Fannie Mae 4.20% 2033(1)                                                                                   24,351           24,337
Fannie Mae 5.50% 2034                                                                                      10,926           11,027
Fannie Mae 6.00% 2034                                                                                      29,936           30,743
Fannie Mae 6.00% 2034                                                                                       7,599            7,804
Fannie Mae 6.50% 2034                                                                                      19,075           19,899
Fannie Mae, Series 91-50, Class H, 7.75% 2006                                                                 292              297
Fannie Mae, Trust D2, 11.00% 2009                                                                             294              324
Fannie Mae, Series 88-16, Class B, 9.50% 2018                                                                  46               50
Fannie Mae, Series 90-93, Class G, 5.50% 2020                                                                 163              165
Fannie Mae, Series 90-21, Class Z, 9.00% 2020                                                                 917              982
Fannie Mae, Series 2001-4, Class GA, 10.238% 2025(1)                                                        1,887            2,130
Fannie Mae, Series 2001-4, Class NA, 11.828% 2025(1)                                                        5,191            5,973
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                           3,665            3,941
Fannie Mae, Series 2003-T3, Class 2A-3, 2.869% 2029                                                           756              755
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                           3,039            3,227
Fannie Mae, Series 2001-20, Class D, 11.047% 2031(1)                                                          279              319
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                       4,800            4,779
Fannie Mae, Series 2003-W4, Class 1A-2, 3.063% 2038                                                         6,377            6,349
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039                                                           1,524            1,672
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040                                                        19,000           18,821
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                          2,493            2,615
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                            1,369            1,455
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                            1,074            1,137
Freddie Mac 7.20% 2006                                                                                        113              118
Freddie Mac 7.00% 2008                                                                                        205              216
Freddie Mac 8.00% 2008                                                                                         31               32
Freddie Mac 8.50% 2008                                                                                         17               18
Freddie Mac 8.75% 2008                                                                                         53               55
Freddie Mac 8.50% 2009                                                                                        159              167
Freddie Mac 8.00% 2010                                                                                        114              119
Freddie Mac 9.50% 2010                                                                                         12               12
Freddie Mac 8.00% 2012                                                                                        296              312
Freddie Mac 9.50% 2013                                                                                         30               32
Freddie Mac 6.00% 2014                                                                                        263              274
Freddie Mac 6.00% 2014                                                                                        149              156
Freddie Mac 4.00% 2015                                                                                     10,000            9,810
Freddie Mac 7.00% 2015                                                                                        206              217
Freddie Mac 6.00% 2017                                                                                        910              947
Freddie Mac 8.00% 2017                                                                                        521              556
Freddie Mac 8.00% 2017                                                                                        179              191
Freddie Mac 8.00% 2017                                                                                        136              145
Freddie Mac 5.00% 2018                                                                                      5,871            5,931
Freddie Mac 5.00% 2018                                                                                      2,415            2,440
Freddie Mac 8.50% 2018                                                                                         45               47
Freddie Mac 10.00% 2018                                                                                       873              977
Freddie Mac 11.00% 2018                                                                                       203              229
Freddie Mac 8.50% 2019                                                                                        170              184
Freddie Mac 10.00% 2019                                                                                       660              742
Freddie Mac 8.50% 2020                                                                                         63               68
Freddie Mac 8.50% 2021                                                                                         64               69
Freddie Mac 10.00% 2021                                                                                       365              405
Freddie Mac 10.00% 2025                                                                                       583              651
Freddie Mac 8.50% 2027                                                                                         46               49
Freddie Mac 9.00% 2030                                                                                        590              641
Freddie Mac 4.075% 2033(1)                                                                                  2,454            2,441
Freddie Mac 6.00% 2033                                                                                      4,062            4,176
Freddie Mac 6.00% 2034                                                                                     12,204           12,547
Freddie Mac 6.00% 2034                                                                                      5,030            5,171
Freddie Mac 6.00% 2034                                                                                      4,176            4,293
Freddie Mac 6.50% 2034                                                                                      2,685            2,801
Freddie Mac, Series H009, Class A-2, 1.876% 2008(1)                                                         3,329            3,278
Freddie Mac, Series 2310, Class B, 9.904% 2015(1)                                                             198              221
Freddie Mac, Series 2310, Class A, 10.581% 2017(1)                                                            764              834
Freddie Mac, Series 1567, Class A, 3.025% 2023(1)                                                             149              145
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                            1,534            1,617
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                          8,932            8,860
Government National Mortgage Assn. 8.50% 2007                                                                  35               37
Government National Mortgage Assn. 8.50% 2008                                                                 167              174
Government National Mortgage Assn. 8.50% 2008                                                                   8                8
Government National Mortgage Assn. 8.50% 2008                                                                   5                5
Government National Mortgage Assn. 9.00% 2008                                                                 183              194
Government National Mortgage Assn. 9.50% 2009                                                               1,071            1,143
Government National Mortgage Assn. 6.00% 2013                                                               3,997            4,197
Government National Mortgage Assn. 6.00% 2014                                                               5,304            5,559
Government National Mortgage Assn. 6.00% 2014                                                               4,042            4,237
Government National Mortgage Assn. 9.00% 2016                                                                  28               31
Government National Mortgage Assn. 8.50% 2017                                                                 125              134
Government National Mortgage Assn. 8.50% 2020                                                                  39               43
Government National Mortgage Assn. 9.50% 2020                                                                 122              135
Government National Mortgage Assn. 9.50% 2020                                                                 113              125
Government National Mortgage Assn. 8.50% 2021                                                                 399              436
Government National Mortgage Assn. 8.50% 2021                                                                 167              183
Government National Mortgage Assn. 8.50% 2021                                                                  12               13
Government National Mortgage Assn. 9.00% 2021                                                                 149              164
Government National Mortgage Assn. 7.50% 2022                                                                  75               81
Government National Mortgage Assn. 7.50% 2022                                                                  48               52
Government National Mortgage Assn. 7.50% 2022                                                                   7                7
Government National Mortgage Assn. 8.50% 2022                                                                  85               93
Government National Mortgage Assn. 8.50% 2022                                                                  64               70
Government National Mortgage Assn. 8.50% 2022                                                                  20               22
Government National Mortgage Assn. 7.50% 2023                                                                  83               89
Government National Mortgage Assn. 8.00% 2023                                                                 180              195
Government National Mortgage Assn. 8.00% 2023                                                                  57               62
Government National Mortgage Assn. 8.00% 2023                                                                  23               24
Government National Mortgage Assn. 8.50% 2023                                                                 346              379
Government National Mortgage Assn. 8.00% 2025                                                                  81               87
Government National Mortgage Assn. 7.50% 2027                                                                 106              115
Government National Mortgage Assn. 8.00% 2027                                                                 181              198
Government National Mortgage Assn. 6.50% 2028                                                                 235              248
Government National Mortgage Assn. 7.50% 2028                                                                 131              142
Government National Mortgage Assn. 7.50% 2028                                                                  55               60
Government National Mortgage Assn. 7.50% 2028                                                                  23               25
Government National Mortgage Assn. 7.50% 2028                                                                  17               18
Government National Mortgage Assn. 7.50% 2030                                                                 159              172
Government National Mortgage Assn. 7.50% 2030                                                                 149              161
Government National Mortgage Assn. 8.00% 2030                                                                 349              379
Government National Mortgage Assn. 8.00% 2030                                                                 293              319
Government National Mortgage Assn. 8.00% 2030                                                                 118              128
Government National Mortgage Assn. 8.00% 2030                                                                 109              118
Government National Mortgage Assn. 8.00% 2030                                                                  76               82
Government National Mortgage Assn. 8.00% 2030                                                                  34               37
Government National Mortgage Assn. 7.00% 2031                                                                  36               38
Government National Mortgage Assn. 7.50% 2031                                                                  98              105
Government National Mortgage Assn. 7.00% 2032                                                                 851              903
Government National Mortgage Assn. 6.00% 2033                                                              22,904           23,678
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017                                    3,928            3,859
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                                    2,964            3,013
                                                                                                                           352,412

COMMERCIAL MORTGAGE-BACKED SECURITIES(3)-- 5.68%
CS First Boston Mortgage Securities Corp., Series 2002-FL2, Class A-2, 2.94% 2010(1),(2)                    2,479            2,478
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                          9,000            9,139
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035                         3,398            3,424
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035                           7,000            7,588
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103% 2036                          4,841            5,083
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037                         7,196            7,266
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26% 2040                             930              941
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040                           4,000            4,256
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040                              6,450            6,976
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.847% 2041(1)                          1,500            1,704
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-2,
     6.001% 2033                                                                                            3,279            3,376
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034             15,843           15,737
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-1,
     3.175% 2037                                                                                            8,791            8,754
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039            12,664           12,429
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class A-1, 2.85% 2016(1),(2)             3,000            3,006
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030                     9,645            9,937
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only,
     1.162% 2031(1),(2)                                                                                    83,636            3,504
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, 5.91% 2031                                5,753            5,931
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                   6,036            5,964
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035                   7,794            8,088
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041                  3,388            3,359
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.27% 2016(1),(2)                                9,640            9,677
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class B, 3.64% 2016(1),(2)                                2,000            2,009
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-1, 6.01% 2030                                        541              544
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class A-1, 6.34% 2030                                        413              417
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031                                     5,270            5,395
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031                                     4,815            5,157
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031                                       4,000            4,338
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033(2)                                   2,491            2,479
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033(2)                       3,686            3,832
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033                            2,000            2,195
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035                         13,350           14,517
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                             2,500            2,738
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041                             4,446            4,359
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041                             6,825            6,757
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043                             6,735            6,686
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032                           6,046            6,439
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1, 7.656% 2032                             964              974
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                           6,000            6,768
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032                 4,188            4,485
First Union Natioanl Bank- Bank of America, N.A. Commercial Mortgage Trust, Series 2001-C1,
     Class A-1, 5.711% 2033                                                                                 1,028            1,063
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034                 7,824            8,113
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1, 5.83% 2033                           11,744           11,983
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037                                11,140           11,062
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                      10,373           10,678
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59% 2034                           3,613            3,639
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                         5,125            5,450
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025                                    4,507            4,682
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                     1,750            2,002
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-4, 6.90% 2031(1)                                    3,250            3,509
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                      1,750            1,873
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030                                         3,544            3,745
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(2)                                      2,429            2,470
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031                       2,000            2,161
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                           1,327            1,402
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(2)                                                 1,372            1,351
                                                                                                                           293,889

COLLATERIZED MORTGAGE OBLIGATIONS (PRIVATELY ORIGINATED)(3) -- 5.10%
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032                          5,529            5,636
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032                          3,728            3,802
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.328% 2033(1)                   2,523            2,527
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033                          4,922            5,079
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033                         10,045           10,402
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.775% 2034(1)                    7,469            7,481
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1, 6.00% 2034                          8,653            8,826
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019                     7,404            7,465
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033(1)                  12,852           12,725
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(1)                      5,941            5,826
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.362% 2033(1)                   8,139            8,095
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.496% 2033(1)                   1,907            1,905
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.714% 2034(1)                                    26,835           27,053
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.026% 2033(1)                                          2,674            2,647
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.129% 2033(1)                                         5,195            5,155
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.477% 2034(1)                                        5,316            5,293
Bear Stearns ARM Trust, Series 2005-3, Class II-A-1, 5.003% 2035(1)                                        13,000           13,065
MASTR Asset Securitization Trust, Series 2003-2, Class 3-A-13, 5.75% 2033                                   2,068            2,079
Mastr Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033                                        2,982            3,042
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034                                        3,916            3,986
Mastr Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035                                        7,964            8,090
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035                                        4,000            4,016
Mastr Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035                                        4,000            4,154
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-11, 5.50% 2034                                5,000            5,015
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                                 4,154            4,180
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035                               8,756            8,840
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035                               5,123            5,213
Banc of America Mortgage Securities Trust, Series 2003-F, Class 1-A-1, 2.969% 2033(1)                       4,625            4,568
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033(1)                       3,309            3,255
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(1)                       4,918            4,889
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033(1)                       5,866            5,817
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.549% 2027(1),(2)                             3,949            4,175
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.739% 2027(1),(2)                             3,890            4,054
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.887% 2028(1),(2)                             5,637            5,918
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(1)                               2,804            2,795
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.492% 2033(1)                              5,048            4,976
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.77% 2033(1)                                   2,349            2,322
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.40% 2034(1)                                 6,724            6,604
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.983% 2035(1)                                       9,969           10,020
First Horizon Mortgage Pass Through Trust, Series 2004-AR1, Class II-A-1, 4.92% 2034(1)                     6,437            6,462
Residential Accredit Loans, Inc., Series 2004-QS8, Class A-11, 5.50% 2034                                   5,000            5,012
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034                                   1,294            1,337
PUMA Global Trust No.1, Class B, 3.00% 2033(1)                                                              5,500            5,478
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A-1, 4.735% 2033(1)                      3,993            3,944
Paine Webber CMO, Series O, Class 5, 9.50% 2019                                                               391              414
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                                172              173
                                                                                                                           263,810

NON-U.S. GOVERNMENT BONDS & NOTES -- 0.99%
KfW International Finance Inc. 2.50% 2005                                                                   5,000            4,974
KfW 3.25% 2007                                                                                             23,000           22,668
Corporacion Andina de Fomento 7.375% 2011                                                                  11,365           12,873
Corporacion Andina de Fomento 6.875% 2012                                                                   1,000            1,114
Ontario (Province of) 2.65% 2006                                                                           10,000            9,810
                                                                                                                            51,439

MUNICIPALS -- 0.73%
State of Texas, Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds,
     Series 2003-B, 3.125% 2007                                                                             9,150            8,988
State of New York, Dormitory Auth., City University System Consolidated Third General
     Resolution Rev. Bonds, Series 2003-2, 2.38% 2005                                                       6,685            6,666
California Maritime Infrastructure Auth., Taxable Lease Rev. Bonds
     (San Diego Unified Port Dist.-South Bay Plant Acquisition), Series 1999, 6.63% 2009(2),(3)             6,146            6,317
State of New York, Sales Tax Asset Receivable Corp., Taxable Rev. Bonds, Series 2005-B, FGIC
     insured, 3.83% 2009                                                                                    5,000            4,876
State of New York, Housing Fin. Agcy., State Personal Income Tax Rev. Bonds (Econ. Dev. and
     Housing), Series B, 2.39% 2006                                                                         2,395            2,366
State of New York, Housing Fin. Agcy., State Personal Income Tax Rev. Bonds (Econ. Dev. and
     Housing), Series B, 2.61% 2006                                                                         2,450            2,408
California Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A1, 5.00% 2021                                                                             3,130            3,162
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 4.375% 2019                                                                               2,000            2,007
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001-A, Class A, 6.36% 2025(3)                                                                    770              771
                                                                                                                            37,561


Total bonds & notes (cost: $4,975,529,000)                                                                               4,971,983



                                                                                                                      Market value
Preferred stocks -- 0.55%                                                                                  Shares            (000)

FINANCIALS -- 0.55%
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%                                    7,500,000     $      7,718
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred(1),(2)              6,250,000            7,665
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(1),(2)           6,000,000            6,888
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(1),(2)                                   4,500,000            4,892
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(1),(2)                                   1,250,000            1,516

Total preferred stocks (cost: $30,221,000)                                                                                  28,679

                                                                                                 Principal amount     Market value
Short-term securities -- 3.06%                                                                              (000)            (000)

Coca-Cola Co. 2.43% due 3/21/2005                                                                         $36,600           36,548
CAFCO LLC 2.62% due 4/8/2005(2)                                                                            30,700           30,613
Federal Home Loan Bank 2.44%-2.45% due 3/16-3/30/2005(6)                                                   21,900           21,871
General Electric Capital Corp. 2.60% due 3/1/2005                                                          21,300           21,299
Pitney Bowes Inc. 2.48% due 3/7/2005(2)                                                                    17,900           17,891
DuPont (E.I.) de Nemours & Co. 2.48% due 3/4/2005                                                          17,000           16,995
Ranger Funding Co. LLC 2.52% due 3/1/2005(2)                                                               13,000           12,999

Total short-term securities (cost: $158,216,000)                                                                           158,216


Total investment securities (cost: $5,163,966,000)                                                                       5,158,878
Other assets less liabilities                                                                                               14,562

Net assets                                                                                                              $5,173,440


(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $750,240,000, which represented 14.50% of the net assets of the fund.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Company not making scheduled interest payments; bankruptcy proceedings pending.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a)(1)The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a)(2)The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA



By /s/ John H. Smet
-------------------------------
John H. Smet, President and PEO

Date: May 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ John H. Smet
-------------------------------
John H. Smet, President and PEO

Date: May 6, 2005



By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: May 6, 2005